UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6094

                         Latin America Equity Fund, Inc.
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               (Exact name of registrant as specified in charter)


                    c/o Credit Suisse Asset Management, LLC
                              466 Lexington Avenue
                            New York, New York 10017
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              (Address of principal executive offices) (Zip code)

                               J. Kevin Gao, Esq.
                              466 Lexington Avenue
                            New York, New York 10017
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: 12/31
Date of reporting period: July 1, 2003 - June 30, 2004

ITEM 1. PROXY VOTING RECORD

LATIN AMERICA EQUITY FUND, INC.

This Amendment No. 1 to the Form N-PX is being filed solely for the purpose of modifying the signatory to the initial Form N-PX filed on August 25, 2004.

Item 1. Proxy Voting Record. Incorporated by reference to Item 1 of Registrant's filing on Form N-PX filed on August 25, 2004.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

         LATIN AMERICA EQUITY FUND, INC.

By:      /s/ Michael E. Kenneally
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         Michael E. Kenneally
         Chairman of the Fund, President and Chief Executive Officer

Date:    February 2, 2005